UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             Form 13F

                       Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Capital Management, Inc
Address:  525 Market Street, 10th Floor
	  San Francisco, CA 94105

13F File Number:  028-04413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mai Shiver
Title:   Director, Business Risk Management and Chief Compliance Officer
Phone:   415/222-9099

Signature, Place, and Date of Signing:

   /s/	Mai S. Shiver	San Francisco, CA	4/18/2007

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X  ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company